TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Change in corporate tax rate:

The Israeli corporate tax rate was 24% in 2011 and 25% in 2012 and 2013. The tax rate for years 2014 and onward will be 26.5%

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2013, in the amount of approximately $ 33,089. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses in the amount of approximately $23,094 which may be carried forward under certain limitations.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012
Assets in respect of:

Allowances and provisions	$112	$313
Intangible assets	227	142
Net operating loss carry forward (1)	8,272	8,116

	8,611	8,571

Valuation allowance (2)	(8,611)	(8,571)

	-	-
Liabilities in respect of intangible assets	-	-

Net deferred tax Liability	$-	$-

(1)	See Note 14b.

(2)
In 2013 and 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2013 amounts to an increase of $40.

d.	Taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current	$13	$(187)	$(172)
Prior years	-	-	-

	$13	$(187)	$(172)

Domestic	7	(195)	(172)
Foreign	6	8	-

	$13	$(187)	$(172)

e.	Profit (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$(41)	$(766)	$(3,429)
Foreign	54	30	43

	$13	$(736)	$(3,386)

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS Odem and BOS Dimex have final assessments through 2008. BOS has final assessments through 2007.

Tax assessments for Ruby-Tech Inc., a U.S. subsidiary, through 2009 have all been assessed as final.

h.
In accordance with the Company's accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company's consolidated statements of operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS Dimex and BOS Odem may be subject to auditing by the Israel tax authorities for fiscal years 2009 and thereafter. BOS may be subject to auditing by the Israel tax authorities for fiscal years 2008 and thereafter. Ruby-Tech Inc., a U.S. subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2010 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company's tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions:

	December 31,
	2013	2012

Uncertain tax positions, beginning of year	$31	$172
Decreases in tax positions for prior years	-	(172)
Increases in tax positions for current year	-	31

Uncertain tax positions, end of year	$31	$31

The Company records accrued interest for balances related to unrecognized tax benefits and penalties in taxes on income. During the years ended December 31, 2013 and 2012, the Company recognized approximately $ - and $ (54), respectively, in interest and penalties. The Company had no accruals for the payment of interest and penalties at December 31, 2013 and 2012, respectively.